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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment: [_]; Amendment Number:
                                               -------------

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cindy Michel
Title:   Vice President
Phone:   212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

 /s/ Cindy Michel          New York, New York             May 14, 2012
--------------------- ------------------------- ----------------------------
     [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number         Name
28-
   --------------       ----------------------------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          80

Form 13F Information Table Value Total:  12,429,358
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

     No.    Form 13F File Number       Name
     ---    --------------------       ----
     1      28-13441                   Apollo Capital Management, L.P.
     2      28-13439                   Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager

*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
     COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- ---------- ----------- -------------------------- ----------- -------- ---------------------
                                                     VALUE      SHRS OR                    INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT    SH/PRN PUT/CALL DISCRETION* MANAGER SOLE   SHARED    NONE
------------------------ -------------- ---------- ----------- ---------- ------ -------- ----------- -------- ---- ---------- -----
ACCURIDE CORP NEW        COM NEW         00439T206      12,525  1,441,259     SH             DEFINED         1    0  1,441,259     0
ACCURIDE CORP NEW        COM NEW         00439T206       5,449    627,031     SH             DEFINED         1    0    627,031     0
ACCURIDE CORP NEW        COM NEW         00439T206       4,923    566,476     SH             DEFINED         1    0    566,476     0
ACCURIDE CORP NEW        COM NEW         00439T206       1,774    204,127     SH             DEFINED         1    0    204,127     0
APOLLO COML REAL EST FIN
 INC                     COM             03762U105      46,950  3,000,000     SH             DEFINED         1    0  3,000,000     0
CHARTER COMMUNICATIONS
 INC D**                 CL A NEW        16117M305      23,052    363,314     SH             DEFINED         2    0    363,314     0
CHARTER COMMUNICATIONS
 INC D**                 CL A NEW        16117M305      15,657    246,763     SH             DEFINED         2    0    246,763     0
CHARTER COMMUNICATIONS
 INC D**                 CL A NEW        16117M305   1,986,983 31,315,736     SH             DEFINED         2    0 31,315,736     0
CHARTER COMMUNICATIONS
 INC D**                 CL A NEW        16117M305      87,965  1,386,366     SH             DEFINED         1    0  1,386,366     0
CHARTER COMMUNICATIONS
 INC D**                 CL A NEW        16117M305      10,149    159,945     SH             DEFINED         1    0    159,945     0
CHARTER COMMUNICATIONS
 INC D**                 CL A NEW        16117M305       3,743     58,996     SH             DEFINED         1    0     58,996     0
CHARTER COMMUNICATIONS
 INC D**                 CL A NEW        16117M305         629      9,913     SH             DEFINED         1    0      9,913     0
CORE MARK HOLDING CO INC COM             218681104      20,452    499,562     SH             DEFINED         2    0    499,562     0
DANA HLDG CORP           COM             235825205      18,705  1,206,798     SH             DEFINED         1    0  1,206,798     0
DANA HLDG CORP           COM             235825205       7,243    467,269     SH             DEFINED         1    0    467,269     0
DANA HLDG CORP           COM             235825205       3,346    215,851     SH             DEFINED         1    0    215,851     0
DANA HLDG CORP           COM             235825205       1,706    110,082     SH             DEFINED         1    0    110,082     0
FAIRPOINT COMMUNICATIONS
 INC                     COM NEW         305560302          43     11,401     SH             DEFINED         1    0     11,401     0
FAIRPOINT COMMUNICATIONS
 INC                     COM NEW         305560302          54     14,251     SH             DEFINED         1    0     14,251     0
FELCOR LODGING TR INC    COM             31430F101      14,482  4,022,677     SH             DEFINED         1    0  4,022,677     0
FELCOR LODGING TR INC    COM             31430F101       5,651  1,569,591     SH             DEFINED         1    0  1,569,591     0
FELCOR LODGING TR INC    COM             31430F101       5,158  1,432,815     SH             DEFINED         1    0  1,432,815     0
FELCOR LODGING TR INC    COM             31430F101       1,325    368,185     SH             DEFINED         1    0    368,185     0
FORTRESS INVESTMENT
 GROUP LL                CL A            34958B106       6,783  1,905,400     SH             DEFINED         1    0  1,905,400     0
FORTRESS INVESTMENT
 GROUP LL                CL A            34958B106       2,623    736,749     SH             DEFINED         1    0    736,749     0
FORTRESS INVESTMENT
 GROUP LL                CL A            34958B106       2,448    687,751     SH             DEFINED         1    0    687,751     0
FORTRESS INVESTMENT
 GROUP LL                CL A            34958B106         606    170,100     SH             DEFINED         1    0    170,100     0
KKR & CO L P DEL         COM UNITS       48248M102      14,605    984,799     SH             DEFINED         1    0    984,799     0
KKR & CO L P DEL         COM UNITS       48248M102       6,012    405,390     SH             DEFINED         1    0    405,390     0
KKR & CO L P DEL         COM UNITS       48248M102       4,449    300,000     SH             DEFINED         1    0    300,000     0
KKR & CO L P DEL         COM UNITS       48248M102       1,483    100,000     SH             DEFINED         1    0    100,000     0
LYONDELLBASELL
 INDUSTRIES N            SHS - A -       N53745100      24,486    560,960     SH             DEFINED         1    0    560,960     0
LYONDELLBASELL
 INDUSTRIES N            SHS - A -       N53745100     147,671  3,383,080     SH             DEFINED         1    0  3,383,080     0
LYONDELLBASELL
 INDUSTRIES N            SHS - A -       N53745100     135,402  3,102,004     SH             DEFINED         1    0  3,102,004     0
LYONDELLBASELL
 INDUSTRIES N            SHS - A -       N53745100   3,458,709 79,237,329     SH             DEFINED         2    0 79,237,329     0
LYONDELLBASELL
 INDUSTRIES N            SHS - A -       N53745100     272,103  6,233,745     SH             DEFINED         2    0  6,233,745     0
LYONDELLBASELL
 INDUSTRIES N            SHS - A -       N53745100   3,431,544 78,614,992     SH             DEFINED         2    0 78,614,992     0
MAGNACHIP SEMICONDUCTOR
 CORP**                  COM             55933J203      10,378    864,816     SH             DEFINED         1    0    864,816     0
MAGNACHIP SEMICONDUCTOR
 CORP**                  COM             55933J203       4,026    335,482     SH             DEFINED         1    0    335,482     0
MAGNACHIP SEMICONDUCTOR
 CORP**                  COM             55933J203       3,727    310,563     SH             DEFINED         1    0    310,563     0
MAGNACHIP SEMICONDUCTOR
 CORP**                  COM             55933J203       1,070     89,139     SH             DEFINED         1    0     89,139     0
METALS USA HLDGS CORP    COM             59132A104     341,930 23,728,650     SH             DEFINED         2    0 23,728,650     0
NORANDA ALUM
 HLDG CORP***            COM             65542W107     328,811 32,980,000     SH             DEFINED         2    0 32,980,000     0
PINNACLE AIRL CORP       COM             723443107         472    349,369     SH             DEFINED         1    0    349,369     0
PINNACLE AIRL CORP       COM             723443107         883    654,368     SH             DEFINED         1    0    654,368     0
PINNACLE AIRL CORP       COM             723443107         544    402,832     SH             DEFINED         1    0    402,832     0
PINNACLE AIRL CORP       COM             723443107         180    133,126     SH             DEFINED         1    0    133,126     0
PLAINS EXPL& PRODTN CO   COM             726505100      18,657    437,440     SH             DEFINED         1    0    437,440     0
PLAINS EXPL& PRODTN CO   COM             726505100       7,223    169,360     SH             DEFINED         1    0    169,360     0
PLAINS EXPL& PRODTN CO   COM             726505100       6,541    153,360     SH             DEFINED         1    0    153,360     0
PLAINS EXPL& PRODTN CO   COM             726505100       1,699     39,840     SH             DEFINED         1    0     39,840     0
QUALITY DISTR INC FLA    COM             74756M102      63,542  4,611,194     SH             DEFINED         2    0  4,611,194     0
RELM WIRELESS CORP       COM             759525108         308    188,971     SH             DEFINED         1    0    188,971     0
SEMGROUP CORP            CL A            81663A105      31,860  1,093,356     SH             DEFINED         1    0  1,093,356     0
SEMGROUP CORP            CL A            81663A105      12,333    423,234     SH             DEFINED         1    0    423,234     0
SEMGROUP CORP            CL A            81663A105      11,168    383,250     SH             DEFINED         1    0    383,250     0
SEMGROUP CORP            CL A            81663A105       2,919    100,160     SH             DEFINED         1    0    100,160     0
SIRIUS XM RADIO INC      COM             82967N108      65,479 28,345,857     SH             DEFINED         2    0 28,345,857     0
SPDR S&P 500 ETF TR      TR UNIT         78462F103     307,980  2,187,200     SH     PUT     DEFINED         1    0  2,187,200     0
SPDR S&P 500 ETF TR      TR UNIT         78462F103     119,224    846,700     SH     PUT     DEFINED         1    0    846,700     0
SPDR S&P 500 ETF TR      TR UNIT         78462F103     107,959    766,700     SH     PUT     DEFINED         1    0    766,700     0
SPDR S&P 500 ETF TR      TR UNIT         78462F103      28,078    199,400     SH     PUT     DEFINED         1    0    199,400     0
SPDR S&P 500 ETF TR      TR UNIT         78462F103     577,462  4,101,000     SH     PUT     DEFINED         1    0  4,101,000     0
SPDR S&P 500 ETF TR      TR UNIT         78462F103     223,564  1,587,700     SH     PUT     DEFINED         1    0  1,587,700     0
SPDR S&P 500 ETF TR      TR UNIT         78462F103     202,457  1,437,800     SH     PUT     DEFINED         1    0  1,437,800     0
SPDR S&P 500 ETF TR      TR UNIT         78462F103      52,593    373,500     SH     PUT     DEFINED         1    0    373,500     0
SPECTRUM BRANDS
 HLDGS INC               COM             84763R101      12,457    356,320     SH             DEFINED         1    0    356,320     0
SPECTRUM BRANDS
 HLDGS INC               COM             84763R101       4,823    137,969     SH             DEFINED         1    0    137,969     0
SPECTRUM BRANDS
 HLDGS INC               COM             84763R101       3,609    103,233     SH             DEFINED         1    0    103,233     0
SPECTRUM BRANDS
  HLDGS INC              COM             84763R101       1,136     32,507     SH             DEFINED         1    0     32,507     0
STRATEGIC HOTELS &
 RESORTS I               COM             86272T106      14,392  2,187,200     SH             DEFINED         1    0  2,187,200     0
STRATEGIC HOTELS &
 RESORTS I               COM             86272T106       5,572    846,800     SH             DEFINED         1    0    846,800     0
STRATEGIC HOTELS &
 RESORTS I               COM             86272T106       5,046    766,800     SH             DEFINED         1    0    766,800     0
STRATEGIC HOTELS &
 RESORTS I               COM             86272T106       1,311    199,200     SH             DEFINED         1    0    199,200     0
VERSO PAPER CORP         COM             92531L108      60,659 32,265,433     SH             DEFINED         2    0 32,265,433     0
XERIUM TECHNOLOGIES INC  COM NEW         98416J118          67     10,451     SH             DEFINED         1    0     10,451     0
XERIUM TECHNOLOGIES INC  COM NEW         98416J118          67     10,452     SH             DEFINED         1    0     10,452     0
XERIUM TECHNOLOGIES INC  COM NEW         98416J118          95     14,695     SH             DEFINED         1    0     14,695     0
XERIUM TECHNOLOGIES INC  COM NEW         98416J118         102     15,889     SH             DEFINED         1    0     15,889     0
XERIUM TECHNOLOGIES INC  COM NEW         98416J118          70     10,824     SH             DEFINED         1    0     10,824     0